Condensed, Consolidated Statements of Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Stockholders' Equity [Abstract]
Redeemable noncontrolling interests	$ 1,852	$ 1,392
Mandatorily redeemable noncontrolling interest	1,220	1,088
Other comprehensive income (loss) related to mandatorily redeemable noncontrolling interests	$ 117	$ (338)